Portfolio of Investments February 28, 2025
Minnesota Quality Municipal Income
{FooterText}
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 165.2% (100.0% of Total Investments)
X 121,644,628 MUNICIPAL BONDS - 165.2%  (100.0% of Total Investments) X –
EDUCATION AND CIVIC ORGANIZATIONS - 38.4% (23.2% of Total Investments)
$ 500,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
4 .000% 07/01/28 $ 488,002
50,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 49,089
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/40 501,275
570,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .750 08/01/44 570,348
750,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5 .250 08/01/43 763,192
100,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/47 88,815
2,200,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 2,199,940
1,575,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/46 1,427,095
275,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 275,301
1,425,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/43 1,425,979
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/37 493,243
1,400,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/47 1,295,474
1,580,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000 03/01/42 1,565,217
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
5 .000 03/01/44 1,011,579
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/53 2,116,694
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of Saint Scholastica, Inc., Refunding Series 2019
4 .000 12/01/34 474,170
425,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of Saint Scholastica, Inc., Refunding Series 2019
4 .000 12/01/40 380,609
305,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of St. Benedict, Series 2016-8K
4 .000 03/01/43 266,222
600,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017
4 .000 03/01/48 571,083
225,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5 .000 10/01/45 221,181
750,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5 .000 10/01/35 804,271
710,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/41 713,217
2,445,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/47 2,545,324
705,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 649,023
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
5 .000 12/01/39 506,740
1,250,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
4 .000 12/01/49 1,051,277
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/40 1,013,413
360,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .300 07/01/45 360,292

Portfolio of Investments February 28, 2025
(continued)
Minnesota Quality Municipal Income

{FooterText}
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 510,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .375% 07/01/50 $ 510,410
1,680,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 1,621,078
390,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Saint Paul Conservatory for Performing
Artists Charter School Project, Series 2013A
4 .625 03/01/43 349,417
1,000,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .000 10/01/41 958,309
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 502,812
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .125 12/01/49 501,994
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 28,272,085
HEALTH CARE - 35.4% (21.4% of Total Investments)
250,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/32 248,464
180,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
5 .000 04/01/41 181,207
1,400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/43 1,433,331
5,050,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 5,098,700
430,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
3 .000 06/15/44 360,445
150,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 161,161
400,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/27 399,630
230,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/31 228,013
500,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
4 .000 09/01/35 488,349
200,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/31 204,568
165,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/32 168,439
1,500,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/36 1,524,095
500,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/39 499,957
265,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
4 .000 11/15/40 248,695
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 888,339
125,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/44 135,963
1,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 1,065,297
915,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2018A
4 .000 11/15/48 887,242
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
4 .000 05/01/37 987,398
1,675,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 1,721,853

{FooterText}
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 3,920,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000% 07/01/35 $ 3,920,930
230,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/36 227,021
240,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/37 233,924
2,170,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 1,958,194
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 1,007,090
855,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5 .000 08/01/36 855,522
325,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
4 .000 09/01/31 324,448
630,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
5 .000 09/01/34 630,234
TOTAL HEALTH CARE 26,088,509
HOUSING/SINGLE FAMILY - 0.1% (0.0% of Total Investments)
40,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900 07/01/43 37,786
20,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2014C
3 .500 01/01/32 20,002
TOTAL HOUSING/SINGLE FAMILY 57,788
INDUSTRIALS - 6.2% (3.8% of Total Investments)
1,400,000 Minneapolis, Minnesota, Limited Tax Supported Development
Revenue Bonds,  Common Bond Fund Series 2013-1
4 .500 06/01/33 1,404,918
600,000 Minneapolis, Minnesota, Limited Tax Supported Development
Revenue Bonds,  Common Bond Fund Series 2013-1
4 .750 06/01/39 601,688
2,650,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 2,575,811
TOTAL INDUSTRIALS 4,582,417
LONG-TERM CARE - 8.7% (5.3% of Total Investments)
805,000 Anoka, Minnesota, Health Care and Housing Facility Revenue
Bonds, The Homestead at Anoka, Inc. Project, Series 2014
5 .125 11/01/49 751,902
250,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
6 .250 03/01/54 254,749
875,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013
5 .200 03/01/43 832,165
175,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/40 152,487
850,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/46 704,132
500,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/51 490,756
750,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5 .250 11/01/45 712,263
215,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
5 .000 07/01/55 202,251
500,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .125 05/01/48 441,618
500,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .125 09/01/34 496,621

Portfolio of Investments February 28, 2025
(continued)
Minnesota Quality Municipal Income

{FooterText}
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 350,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .125% 09/01/35 $ 345,364
560,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 506,143
500,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/49 501,703
TOTAL LONG-TERM CARE 6,392,154
TAX OBLIGATION/GENERAL - 31.7% (19.2% of Total Investments)
2,205,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/49 2,349,701
1,015,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018D
4 .000 02/01/38 1,028,239
1,055,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018D
4 .000 02/01/39 1,064,048
750,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/42 752,156
1,020,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/43 1,023,836
1,000,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/48 972,054
500,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building Facilities
Maintenance Series 2023A
4 .000 02/01/44 499,846
500,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/48 530,939
1,500,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/42 1,701,242
1,000,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/42 1,004,706
1,145,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5 .000 02/01/36 1,266,883
1,000,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
4 .500 02/01/41 1,044,893
1,500,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 1,431,537
1,345,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/40 1,358,593
310,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/39 340,485
1,000,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/34 1,022,128
1,000,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/42 1,004,289
1,000,000 Saint James Independent School District 840, Minnesota,
General Obligation Bonds, School Building Series 2015B
4 .000 02/01/45 1,001,326
1,000,000 Saint Louis Park Independent School District 283, Hennepin
County, Minnesota, General Obligation Bonds, School Building
Series 2022A
5 .000 02/01/36 1,100,236
1,000,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Capital
Appreciation Series 2016B
0 .000 02/01/39 524,346
800,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/43 799,861

{FooterText}
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,500,000 Sibley East Independent School District 2310, Sibley, Minnesota,
General Obligation Bonds, School Building Series 2015A
4 .000% 02/01/40 $ 1,500,344
TOTAL TAX OBLIGATION/GENERAL 23,321,688
TAX OBLIGATION/LIMITED - 22.3% (13.5% of Total Investments)
1,000,000 Anoka-Hennepin Independent School District 11, Minnesota,
Certificates of ParticIpation, Series 2015A
4 .000 02/01/41 964,564
500,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
5 .000 12/15/44 507,981
500,000 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower
Project, Series 2015
5 .000 03/01/29 500,165
1,255,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/41 1,385,029
1,495,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Revenue Bonds, Series 2024A
5 .000 10/01/43 1,645,169
200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/35 202,357
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4 .000 08/01/39 502,607
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A
5 .000 08/01/40 1,088,617
2,230,000 Minnesota Housing Finance Agency, Nonprofit Housing Bonds,
State Appropriation Series 2011
5 .000 08/01/31 2,234,064
1,500,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/43 1,643,620
1,595,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
4 .500 02/01/33 1,621,362
1,000,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015A
3 .750 02/01/36 1,000,107
750,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
4 .000 02/01/42 731,032
145,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/32 145,232
500,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
4 .000 02/01/38 500,045
410,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
4 .875 04/01/30 410,091
755,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
5 .250 04/01/43 753,092
635,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/41 571,179
TOTAL TAX OBLIGATION/LIMITED 16,406,313
TRANSPORTATION - 10.2% (6.2% of Total Investments)
300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/39 319,127
500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/44 521,147
250,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/49 258,100
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/44 1,022,305
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/49 2,033,891

Portfolio of Investments February 28, 2025
(continued)
Minnesota Quality Municipal Income

{FooterText}
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,600,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000% 01/01/46 $ 1,627,054
500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 523,582
1,175,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .250 01/01/47 1,234,448
TOTAL TRANSPORTATION 7,539,654
UTILITIES - 12.2% (7.4% of Total Investments)
415,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 418,568
30,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 30,978
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000 10/01/33 500,250
965,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2016
5 .000 10/01/35 994,695
2,795,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2016
5 .000 10/01/47 2,840,352
655,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
4 .000 10/01/41 616,868
200,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3
4 .750 10/01/43 204,235
100,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0 .000 01/01/26 97,183
3,200,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 3,280,891
TOTAL UTILITIES 8,984,020
TOTAL MUNICIPAL BONDS
(Cost $122,054,559) 121,644,628
TOTAL LONG-TERM INVESTMENTS
(Cost $122,054,559) 121,644,628
AMTP SHARES, NET - (67.6)% (b) (49,781,551)
OTHER ASSETS & LIABILITIES, NET - 2.4% 1,781,650
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 73,644,727
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $3,066,567 or 2.5% of Total Investments.
(b) AMTP Shares, Net as a percentage of Total Investments is 40.9%.

{FooterText}
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NMS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 121,644,628 $ – $ 121,644,628
Total $ – $ 121,644,628 $ – $ 121,644,628